Loans and Debentures (Debentures) (Narrative) (Details) - Opc Member ₪ in Millions, $ in Millions	3 Months Ended
	Sep. 30, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Nov. 30, 2025 ILS (₪)	Nov. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jan. 31, 2024 ILS (₪)	Jan. 31, 2024 USD ($)
Series B debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	₪ 302				$ 91
Redemption amount of debentures	256	$ 75
Debentures amount	₪ 48				$ 14
Series D Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount						₪ 200	$ 55
Borrowings, interest rate						6.20%	6.20%
Debentures amount			₪ 460	$ 140